Pension and Postretirement Benefit Plans and Defined Contribution Plans - Expected Future Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	$ 6
Expected benefit payments:
2014	828
2015	792
2016	803
2017	868
2018	958
2019-2023	4,579
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	150
Expected benefit payments:
2014	150
2015	123
2016	107
2017	110
2018	124
2019-2023	490
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	305
Expected benefit payments:
2014	390
2015	398
2016	410
2017	418
2018	429
2019-2023	2,314
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	246
Expected benefit payments:
2014	286
2015	285
2016	293
2017	303
2018	311
2019-2023	$ 1,661